Categories of Financial Instruments - Financial Liabilities by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Accounts payable - trade	₩ 372,909	₩ 438,297
Derivative financial liabilities	375,160	1,043
Borrowings	2,138,923	2,043,140
Debentures	8,579,743	8,220,833
Lease liabilities	1,436,777	1,291,007
Accounts payable - other and others	6,051,550	6,562,612
Financial liabilities	18,955,061	18,556,932
Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	333,099
Accounts payable - other and others	333,099
Financial liabilities measured at amortized cost [Member]
Disclosure of financial liabilities [line items]
Accounts payable - trade	372,909	438,297
Borrowings	2,138,922	2,043,140
Debentures	8,579,743	8,220,833
Lease liabilities	1,436,777	1,291,007
Accounts payable - other and others	6,051,550	6,562,612
Financial liabilities	18,579,901	18,555,889
Derivatives hedging instrument [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	42,061	1,043
Financial liabilities	₩ 42,061	₩ 1,043